financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
financial instruments
Schedule of maximum exposure (excluding income tax effects) to credit risk

	June 30,	December 31,
As at (millions)	2025	2024
Cash and temporary investments, net	$3,682	$869
Accounts receivable	4,110	4,319
Contract assets	726	790
Derivative assets	23	178
	$8,541	$6,156

Analysis of the age of customer accounts receivable

Customer accounts receivable, net of allowance for doubtful accounts

As at (millions)	Note	Gross	Allowance	Net [1]
June 30, 2025
Less than 30 days past billing date		$1,048	$(21)	$1,027
30-60 days past billing date		314	(18)	296
61-90 days past billing date		136	(21)	115
More than 90 days past billing date		223	(45)	178
Unbilled customer finance receivables		1,576	(34)	1,542
		$3,297	$(139)	$3,158
Current [2]	6(b)	$2,676	$(126)	$2,550
Non-current [3]	20	621	(13)	608
		$3,297	$(139)	$3,158
December 31, 2024
Less than 30 days past billing date		$975	$(20)	$955
30-60 days past billing date		504	(18)	486
61-90 days past billing date		147	(20)	127
More than 90 days past billing date		202	(42)	160
Unbilled customer finance receivables		1,661	(34)	1,627
		$3,489	$(134)	$3,355
Current [2]	6(b)	$2,844	$(119)	$2,725
Non-current [3]	20	645	(15)	630
		$3,489	$(134)	$3,355

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Balance, beginning of period	$139	$121	$134	$117
Additions (doubtful accounts expense)	38	38	87	72
Accounts written off [1] less than recoveries	(37)	(39)	(85)	(66)
Other	(1)	—	3	(3)
Balance, end of period	$139	$120	$139	$120

1	For the three-month and six-month periods ended June 30, 2025, accounts that were written off but were still subject to enforcement activity totalled $66 (2024 – $64) and $131 (2024 – $116), respectively.

Summary of contract assets and related impairment allowance activity

Contract assets, net of impairment allowance

As at (millions)	Gross	Allowance	Net (Note 6(c))
June 30, 2025
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$607	$(18)	$589
The 12-month period ending two years hence	235	(7)	228
Thereafter	46	(1)	45
	$888	$(26)	$862
December 31, 2024
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$634	$(20)	$614
The 12-month period ending two years hence	287	(9)	278
Thereafter	48	(1)	47
	$969	$(30)	$939

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at June 30, 2025	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
2025 (remainder of year)	$2,744	$20	$3,646	$450	$(1,622)	$1,674	$3	$(1,116)	$1,116	$6,915
2026	376	41	2,823	788	(341)	318	6	(327)	331	4,015
2027	100	940	2,836	658	(1,827)	1,765	4	—	—	4,476
2028	61	—	4,437	443	(705)	728	2	—	—	4,966
2029	8	—	2,388	325	(238)	224	2	—	—	2,709
2030 - 2034	8	—	12,069	634	(3,017)	2,897	14	—	—	12,605
Thereafter	—	—	19,435	541	(3,247)	3,154	—	—	—	19,883
Total	$3,297	$1,001	$47,634	$3,839	$(10,997)	$10,760	$31	$(1,443)	$1,447	$55,569

			Total (Note 26(j))			$51,236

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the interest rates and, if applicable, foreign exchange rates, in effect as at June 30, 2025.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at June 30, 2025. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements, excepting that the maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at June 30, 2025. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at December 31, 2024	financial	Short-term	leases [1]	Leases	amounts to be exchanged		amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	(Receive)	Pay	Total
2025	$3,228	$40	$3,629	$837	$(1,670)	$1,601	$(707)	$685	$7,643
2026	233	40	2,544	700	(234)	207	—	—	3,490
2027	103	942	2,677	550	(1,802)	1,654	—	—	4,124
2028	64	—	4,234	349	(617)	585	—	—	4,615
2029	8	—	2,141	249	(125)	116	—	—	2,389
2030 - 2034	9	—	10,825	484	(1,808)	1,617	—	—	11,127
Thereafter	—	—	11,902	408	(2,942)	2,662	—	—	12,030
Total	$3,645	$1,022	$37,952	$3,577	$(9,198)	$8,442	$(707)	$685	$45,418

			Total			$40,773

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
As at June 30, 2025	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
2025 (remainder of year)	$2,744	$20	$3,646	$450	$(1,622)	$1,674	$3	$(1,116)	$1,116	$6,915
2026	376	41	2,823	788	(341)	318	6	(327)	331	4,015
2027	100	940	2,836	658	(1,827)	1,765	4	—	—	4,476
2028	61	—	4,437	443	(705)	728	2	—	—	4,966
2029	8	—	2,388	325	(238)	224	2	—	—	2,709
2030 - 2034	8	—	12,069	634	(3,017)	2,897	14	—	—	12,605
Thereafter	—	—	19,435	541	(3,247)	3,154	—	—	—	19,883
Total	$3,297	$1,001	$47,634	$3,839	$(10,997)	$10,760	$31	$(1,443)	$1,447	$55,569

			Total (Note 26(j))			$51,236

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the interest rates and, if applicable, foreign exchange rates, in effect as at June 30, 2025.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at June 30, 2025. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements, excepting that the maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at June 30, 2025. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
As at December 31, 2024	financial	Short-term	leases [1]	Leases	amounts to be exchanged		amounts to be exchanged [3]
(millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	(Receive)	Pay	Total
2025	$3,228	$40	$3,629	$837	$(1,670)	$1,601	$(707)	$685	$7,643
2026	233	40	2,544	700	(234)	207	—	—	3,490
2027	103	942	2,677	550	(1,802)	1,654	—	—	4,124
2028	64	—	4,234	349	(617)	585	—	—	4,615
2029	8	—	2,141	249	(125)	116	—	—	2,389
2030 - 2034	9	—	10,825	484	(1,808)	1,617	—	—	11,127
Thereafter	—	—	11,902	408	(2,942)	2,662	—	—	12,030
Total	$3,645	$1,022	$37,952	$3,577	$(9,198)	$8,442	$(707)	$685	$45,418

			Total			$40,773

1	Cash outflows in respect of interest payments on our short-term borrowings, sustainability-linked notes, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

			Other comprehensive
Six-month periods ended June 30	Net income		income		Comprehensive income
(increase (decrease) in millions)	2025	2024	2025	2024	2025	2024
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(6)	$(6)	$47	$115	$41	$109
Canadian dollar depreciates	$6	$6	$(39)	$(115)	$(33)	$(109)
10% change in US$: € exchange rate
U.S. dollar appreciates	$14	$14	$(73)	$(69)	$(59)	$(55)
U.S. dollar depreciates	$(14)	$(14)	$73	$69	$59	$55
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(3)	$(6)	$72	$72	$69	$66
U.S. interest rate	$—	$—	$(86)	$(68)	$(86)	$(68)
Combined	$(3)	$(6)	$(14)	$4	$(17)	$(2)
Interest rates decrease
Canadian interest rate	$3	$6	$(75)	$(75)	$(72)	$(69)
U.S. interest rate	$—	$—	$89	$71	$89	$71
Combined	$3	$6	$14	$(4)	$17	$2
20 basis point change in wind discount (Note 2(a))
Wind discount increases	$—	$(36)	$(22)	$—	$(22)	$(36)
Wind discount decreases	$—	$36	$22	$—	$22	$36
20 basis point change in solar premium (Note 2(a))
Solar premium increases	$—	$22	$12	$—	$12	$22
Solar premium decreases	$—	$(22)	$(12)	$—	$(12)	$(22)

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at ($ in millions except price or rate)		June 30, 2025				December 31, 2024
		Maximum		Fair value [1]		Maximum		Fair value [1]
		maturity	Notional	and carrying		maturity	Notional	and carrying
	Designation	date	amount	value	Price or rate	date	amount	value	Price or rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2026	$92	$2	US$1.00: ₱58	2025	$43	$—	US$1.00: ₱58
U.S. dollar-denominated transactions	HFT [4]	2025	$677	1	US$1.00: C$1.35	2025	$72	1	US$1.00: C$1.43
U.S. dollar-denominated transactions	HFH [3]	2026	$143	1	US$1.00: C$1.35	2025	$410	20	US$1.00: C$1.36
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$50	—	US$1.00: C$1.36	2025	$1,201	31	US$1.00: C$1.40
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(g))	HFH [5]	2028	$48	8	€1.00: US$1.09	2028	$46	13	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$12	—	3.5%	2028	$12	—	3.5%
				$12				$65
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with
U.S. dollar-denominated long-term debt [6] (Note 26(b))	HFH [3]	2032	$1,563	$11	US$1.00: C$1.33	2032	$3,069	$86	US$1.00: C$1.30
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(g))	HFH [5]	—	$—	—	—	2028	$557	24	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2028	$—	—	—	2028	$211	3	3.5%
				$11				$113
Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2026	$87	$1	US$1.00: ₱56	2025	$129	$3	US$1.00: ₱57
U.S. dollar-denominated transactions	HFH [3]	2026	$447	14	US$1.00: C$1.40	—	$—	—	—
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$2,767	63	US$1.00: C$1.36	2025	$1,117	2	US$1.00: C$1.44
Derivatives used to manage other price risk associated with Purchase of electrical power	HFH [3,9]	2047	0.3 TWh [8]	1	$32.34/MWh [8]	2047	0.4 TWh [8]	6	$31.76/MWh [8]
				$79				$11
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with U.S. dollar-denominated long-term debt [6] (Note 26(c))	HFH [3]	2049	$7,035	$128	US$1.00: C$1.31	2049	$3,378	$86	US$1.00: C$1.32
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(g))	HFH [5]	2028	$574	49	€1.00: US$1.09	—	$—	—	—
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(g))	HFH [3]	2028	$194	1	3.5%	—	$—	—	—
Derivatives used to manage other price risk associated with Purchase of electrical power	HFH [3,9]	2047	5.1 TWh [8]	18	$40.97/MWh [8]	2047	6.5 TWh [8]	32	$40.49/MWh [8]
				$196				$118

1	Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

	Six months
Periods ended June 30	2025	2024
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes (see (e))	$2	$(103)
Included in other comprehensive income, excluding income taxes (see (e), Note 2(a))	17	—
Balance, beginning of period – asset (liability)	(38)	193
Balance, end of period – asset (liability)	$(19)	$90

2	Caption reflects line item where derivative financial instruments are presented in the Consolidated statements of financial position. Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item), except for derivatives uses to manage other price risk associated with the purchase of electrical power which were entered into prior to fiscal 2025 and which were designated as HFH on January 1, 2025 (see Note 2 (a)); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items (variable notional amounts of hedging items and the variable notional amounts of the associated hedged items in respect of virtual power purchase agreements (see Note 2 (a)).
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2025, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $(30) (December 31, 2024 – $(22)).
7	We designate only the spot element as the hedging item. As at June 30, 2025, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $2 (December 31, 2024 - $2).
8	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.
9	As at December 31, 2024, these were designated as held for trading. We have implemented new amendments to IFRS Accounting Standards effective January 1, 2025, which newly allow for these to prospectively be designated as held for hedging (see Note 2(a)).

Schedule of significant unobservable inputs used in the fair value measurement

	Six months
Periods ended June 30	2025	2024
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes (see (e))	$2	$(103)
Included in other comprehensive income, excluding income taxes (see (e), Note 2(a))	17	—
Balance, beginning of period – asset (liability)	(38)	193
Balance, end of period – asset (liability)	$(19)	$90

Schedule of long-term debt amortized cost and fair value

As at (millions)	June 30, 2025		December 31, 2024
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$29,101	$28,756	$25,972	$25,285

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

	Amount of gain (loss)		Gain (loss) reclassified from other
	recognized in other		comprehensive income to income
	comprehensive income		(effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	2025	2024	Location	2025	2024
THREE-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$(24)	$5	Goods and services purchased	$1	$4
U.S. dollar-denominated debt [1] Notes 22, 26(b)-(c)	(268)	12	Financing costs	(328)	56
Net investment in a foreign operation [2]	(51)	12	Financing costs	1	6
	(343)	29		(326)	66
Derivatives used to manage other market risks
Purchase of electrical power Note 2(a)	35	—	Goods and services purchased	—	—
Other	—	1	Financing costs	1	1
	35	1		1	1
	$(308)	$30		$(325)	$67
SIX-MONTH
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$(23)	$15	Goods and services purchased	$7	$4
U.S. dollar-denominated debt [1] Notes 22, 26(b)-(c)	(228)	182	Financing costs	(333)	187
Net investment in a foreign operation [2]	(72)	37	Financing costs	6	11
	(323)	234		(320)	202
Derivatives used to manage other market risks
Purchase of electrical power Note 2(a)	19	—	Goods and services purchased	2	—
Other	(2)	6	Financing costs	1	2
	17	6		3	2
	$(306)	$240		$(317)	$204

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2025, totalled $8 (2024 - $(23)) and $(8) (2024 - $(44)), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2025, totalled $NIL (2024 – $NIL) and $NIL (2024 - $NIL) respectively.

Schedule of gains and losses arising from derivative instruments classified as held for trading

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Derivatives used to manage other market risks (purchase of electrical power) Note 2(a)	$2	$—	$3	$—

	Gain (loss) on derivatives recognized in income
	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Derivatives used to manage currency risk	$(1)	$(5)	$—	$(6)
Unrealized changes in virtual power purchase agreements forward element (Note 2(a))	$—	$(37)	$—	$(103)